CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (25,293,145)	$ (93,570,188)	$ (43,869,825)
Less: Net (loss)/income from discontinued operations	0	11,075,935	(39,546,576)
Net loss from continuing operations	(25,293,145)	(104,646,123)	(4,323,249)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	1,097,543		4,190,449
Depreciation and amortization	8,900,192	4,949,036
Impairment of goodwill		85,934,770
Income tax benefits	(2,233,457)	(1,249,696)
Customer credits earned under the loyalty program to be settled in shares	1,377,503
Changes in operating assets and liabilities:
Accounts receivable	1,936,461	(3,008,932)
Inventories	(142,273)	957,133
Prepaid expenses and other current assets	15,797,204	(18,524,604)	(110,778)
Amount due from related parties	567,545	8,512,188	0
Other non-current assets	(158,469)
Accounts and notes payable	(1,436,785)	1,873,123
Accrued expenses and other current liabilities	(8,612,603)	16,708,637	(16,863)
Amounts due to related parties	1,474,304	(2,739,467)	0
Other non-current liabilities	899,594	502,180
Net cash used in continuing operations	(5,826,386)	(10,731,755)	(260,441)
Net cash used in discontinued operations	0	(22,799,544)	(31,699,619)
Net cash used in operating activities	(5,826,386)	(33,531,299)	(31,960,060)
Cash flows from investing activities:
Purchase of property and equipment	(1,860,321)	(93,317)
Payment for investment	(720,150)
Payments for acquisition of business (net of cash acquired of nil, nil and $20,196,362 for the years ended December 31, 2013, 2014 and 2015, respectively)	0	(9,803,638)
Net cash used in continuing operations	(2,580,471)	(9,896,955)
Net cash used in discontinued operations	0	(1,999,364)	(586,534)
Net cash used in investing activities	(2,580,471)	(11,896,319)	(586,534)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon IPO	0	40,294,600
Payments for IPO costs	0	(2,125,372)	(874,628)
Received from / (payment to) related parties	0	(250,000)	36,291,479
Subscription proceeds received	0		3,000
Proceeds from issuance of ordinary shares to Mr. Xu	0	15,000,000
Net cash provided by continuing operations	0	52,919,228	35,419,851
Net cash (used in) / provided by discontinued operations	0	1,963,650	(1,651,880)
Net cash provided by financing activities	0	54,882,878	33,767,971
Effect of exchange rate changes	(140,157)	50,468	5,490
Increase/(decrease) in cash and cash equivalents	(8,547,014)	9,505,728	1,226,867
Cash and cash equivalents, beginning of the year	11,151,900	1,646,172	419,305
Cash and cash equivalents, end of the year	2,604,886	11,151,900	1,646,172
Supplement disclosure of cash flow information:
Interest paid	$ 0		$ 104,084